Summary of the Status and Changes of Shares Subject to Stock Option and SAR Awards and the Related Average Price Per Share (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	2,484,971	2,933,202
Granted (in shares)	1,478,731
Vested (in shares)	(1,885,703)
Canceled (in shares)	(41,259)
Weighted-Average Grant Date Fair Value
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value	$ 28.89	$ 22.91
Granted	$ 32.57	$ 24.76	$ 20.30
Vested	$ 22.47
Canceled	$ 29.47